Note 20 - Fair Value Measurements and Fair Values of Financial Instruments - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Reported Value Measurement [Member]
Investment in interest-earning time deposits	$ 912	$ 1,912
Loans held for sale	64,281	60,380
Loans receivable, net	534,693	603,349
Deposits	553,252	631,699
FHLB long-term borrowings	2,855	29,022
Subordinated debt	22,000	21,957
Estimate of Fair Value Measurement [Member]
Investment in interest-earning time deposits	964	1,981
Loans held for sale	65,624	62,072
Loans receivable, net	518,295	584,842
Deposits	560,701	636,946
FHLB long-term borrowings	2,848	29,001
Subordinated debt	21,733	20,666
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Investment in interest-earning time deposits	0	0
Loans held for sale	0	0
Loans receivable, net	0	0
Deposits	270,361	415,855
FHLB long-term borrowings	0	0
Subordinated debt	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Investment in interest-earning time deposits	0	0
Loans held for sale	65,624	62,072
Loans receivable, net	0	0
Deposits	0	0
FHLB long-term borrowings	0	0
Subordinated debt	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Investment in interest-earning time deposits	964	1,981
Loans held for sale	0	0
Loans receivable, net	518,295	584,842
Deposits	290,340	221,091
FHLB long-term borrowings	2,848	29,001
Subordinated debt	$ 21,733	$ 20,666